Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income taxes	Income taxes
The major components of income tax expense are as follows (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Current income tax expense
Based on taxable income of the current period	7,835	2,901
Adjustments in respect to previous years	136	102
Total current income tax expense	7,971	3,003
Deferred income tax expense
Origination and reversal of temporary differences	5,010	5,373
Adjustments in respect to previous years	(976)	(692)
Total deferred income tax expense	4,034	4,681
Income tax expense reported in the consolidated statements of operations	12,005	7,684
Taxes calculated on the Company's earnings differs from the theoretical amount that would arise using the weighted average tax rate applicable to earnings of the Company as follows (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Income before income taxes	45,190	34,662
Tax calculated at domestic tax rates applicable to profits in the respective countries	12,079	9,324
Tax effects of:
Non-deductible stock-based compensation	221	356
Non-taxable capital (gains) and losses	161	841
Intangibles	78	(458)
Adjustments in respect of previous periods	(840)	(590)
Temporary difference not currently utilized and (not benefited previously)	87	(1,563)
Rate differences and other	219	(226)
Tax charge	12,005	7,684
The weighted average statutory tax rate was 26.7% (December 31, 2020 - 26.9%). The Company has $2 million of capital tax losses from prior years that will begin to expire in 2024. The benefit of these capital losses has not been recognized.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits of these losses is dependent upon a number of factors, including the future profitability of operations in the jurisdictions in which the tax losses arose. The movement in significant components of the Company's deferred income tax assets and liabilities is as follows (in thousands $):

For the year ended December 31, 2021

	Dec. 31, 2020	Recognized in income	Exchange rate differences	Dec. 31, 2021
Deferred income tax assets
Stock-based compensation	3,821	333	23	4,177
Non-capital and capital losses	2,270	(1,240)	31	1,061
Other	435	140	2	577
Total deferred income tax assets	6,526	(767)	56	5,815

Deferred income tax liabilities
Fund management contracts	9,446	4,477	18	13,941
Unrealized gains (losses)	118	(1,109)	13	(978)
Other	(16)	(101)	(3)	(120)
Total deferred income tax liabilities	9,548	3,267	28	12,843
Net deferred income tax assets (liabilities) (1)	(3,022)	(4,034)	28	(7,028)

For the year ended December 31, 2020

	Dec. 31, 2019	Recognized in income	Exchange rate differences	Dec. 31, 2020
Deferred income tax assets
Stock-based compensation	4,117	(368)	72	3,821
Non-capital and capital losses	3,432	(1,195)	33	2,270
Other	247	230	(42)	435
Total deferred income tax assets	7,796	(1,333)	63	6,526

Deferred income tax liabilities
Fund management contracts	6,809	2,360	277	9,446
Unrealized gains (losses)	(910)	997	31	118
Other	40	(9)	(47)	(16)
Total deferred income tax liabilities	5,939	3,348	261	9,548
Net deferred income tax assets (liabilities) (1)	1,857	(4,681)	(198)	(3,022)
(1) Deferred tax assets of $1.5 million (December 31, 2020 - $1.7 million) and deferred tax liabilities of $8.5 million (December 31, 2020 - $4.8 million) are presented on the balance sheet net by legal jurisdiction.